Income Taxes - Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	CAD (53.4)	CAD (10.0)
Tax recovery during the year recognized in net income	26.4	(12.6)
Impact of foreign exchange	1.8	(4.5)
Deferred taxes acquired through business combinations	(0.8)	(28.3)
Tax effect on other comprehensive income	(2.4)	2.9
Other	(3.0)	(0.9)
Ending balance	CAD (31.4)	CAD (53.4)